Goodwill and Intangibles Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangibles Assets
Goodwill and Intangibles

9. Goodwill and intangible assets

	September 30, 2022	December 31, 2021
Total goodwill	$-	$44,051,645

Intangible assets gross carrying amounts
License	83,410,737	112,161,292
Brand	69,751,919	116,700,360
Customer relations	2,920,000	2,920,000
	156,082,656	231,781,652

Intangible assets accumulated amortization
License	(26,357,126)	(13,620,757)
Brand	(10,265,773)	(5,264,606)
Customer relations	(551,757)	(308,424)
	(37,174,656)	(19,193,787)

Intangible assets, net	$118,908,000	$212,587,865

The Company recorded amortization expense related to continuing operations of $10,420,607 and $20,772,458 for the three and nine months ended September 30, 2022 ($3,271,209 and $11,806,979 for the three and nine months ended September 30, 2021, respectively).

During the three months ended September 30, 2022, the Company recognized an increase in intangible assets of $31,673,000 and decrease in goodwill of $22,633,099 as a result of measurement period adjustments related to business combinations. Refer to Note 10 for further details.

The following table outlines the estimated future annual amortization expense as of September 30, 2022:

Estimated Amortization

Remainder of 2022	$2,070,460
2023	8,253,599
2024	7,896,572
2025	7,801,531
2026	7,801,531
Thereafter	85,084,307
$118,908,000

Goodwill and intangible assets – Impairment

Impairment of long-lived assets

At each reporting period end the Company considers if there have been any triggers that indicate that its long-lived assets are not recoverable. Based on the softening of the California cannabis market during the three months ended September 30, 2021, the Company determined that an impairment test was appropriate at that time.

The impairment test for long-lived assets is a two-step test, whereby management first determines the recoverable amount (undiscounted cash flows) of each asset group. If the recoverable amount is lower than the carrying value of the asset group, impairment is indicated.

The recoverable amount was lower than the carrying amount for two of its asset groups. The Company then determined the fair value of each of those asset groups and allocated the impairment to the assets in the scope of Subtopic 360-10, being licenses and cultivation network. The assets were not written down below their individual fair value.

As a result of this assessment, the Company determined that long-lived assets with a carrying amount of $55,163,000 were no longer recoverable and adjusted the carrying value to the estimated fair value of $18,431,000, resulting in an impairment loss of $36,732,000.

The fair value of each asset group was determined using cash flows expected to be generated by market participants, discounted at a weighted average cost of capital. For the purposes of allocation of impairment, the fair value of the specific assets that were impaired was determined using a discounted cash flow technique based on the following key assumptions:

Asset	Discount Rate	Forecasted Sales Growth Rate	Terminal Value Growth Rate
Licenses	15.5% - 20.5%	Average of -4% to 24%	3%
Cultivation Network	20.5%	Average of -42% to 6%	3%

Impairment of goodwill

The Company conducts goodwill impairment testing annually during the third quarter, or more often if events, changes or circumstances indicated that it is more likely than not that the fair value of a reporting unit is lower than its carrying amount. At the time of the annual impairment test, the Company determined that the existence of impairment on certain long-lived assets, together with the softening of the California cannabis market and changes in market expectations of cash flows since the Company acquired the goodwill, indicated the fair value of its reporting units might be lower than the carrying value.

As at September 30, 2021, the Company identified three reporting units and allocated the carrying value of goodwill to the respective reporting units:

Direct-to-consumer (“DTC”)	$470,577,972
Wholesale – Branded products	$92,783,625
Wholesale – Non-branded products	$46,672,404

The Company determined the fair value of each reporting unit and compared it to the carrying value. The fair value of each reporting unit was determined using a discounted cash flow technique based on the following key assumptions:

Reporting unit	Discount Rate	Forecasted Sales Growth Rate	Terminal Value Growth Rate
DTC	13.5%	Averageof24%	3%
Wholesale- Branded products	13.5%	Averageof17%	3%
Wholesale- Non-branded products	18.5%	Average-4%	3%

As a result of the impairment tests, goodwill impairment of $610,034,001 was recognized.